Cash, Cash Equivalents and Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

(5) Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash, as presented in the Condensed Consolidated Statements of Cash Flows, consisted of the following:

	March 31, 2025	December 31, 2024
Cash and cash equivalents	$13,000	$8,525
Restricted cash (included in Other assets)	350	350
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$13,350	$8,875

Restricted cash of $350 is held by our bank to support our corporate credit card program.

(5) Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash, as presented in the Consolidated Statements of Cash Flows, consisted of the following:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$8,525	$11,777
Restricted cash (included in Other assets)	350	350
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$8,875	$12,127

Restricted cash is $0.4 million held by our bank to support our corporate credit card program.